Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Bank Premises and Equipment [Abstract]
Summary of premises and equipment
A summary of premises and equipment at December 31, 2017 and 2016 follows:

(dollars in thousands)
	2017	2016
Land	$2,308	$2,308
Buildings	34,599	33,617
Furniture, fixtures and equipment	50,832	49,503
Leasehold improvements	30,275	29,695
Total bank premises and equipment	118,014	115,123
Accumulated depreciation and amortization	(82,857)	(79,657)
Total	$35,157	$35,466